June 4, 2019

DBX ETF TRUST

Xtrackers Barclays International Corporate Bond Hedged ETF (IFIX)

Xtrackers Barclays International Treasury Bond Hedged ETF (IGVT)

Xtrackers Emerging Markets Bond – Interest Rate Hedged ETF (EMIH)

Xtrackers Eurozone Equity ETF (EURZ)

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers High Beta High Yield Bond ETF (HYUP)

Xtrackers High Yield Corporate Bond – Interest Rate Hedged ETF (HYIH)

Xtrackers iBoxx Emerging Markets Quality Weighted Bond ETF (EMBQ)

Xtrackers iBoxx USD Corporate Yield Plus ETF (YLDP)

Xtrackers Indxx Advanced Life Sciences & Smart Healthcare ETF (ELXR)

Xtrackers Indxx New Energy & Environment ETF (JOLT)

Xtrackers Indxx Space & Exploration ETF (GLXY)

Xtrackers International Real Estate ETF (HAUZ)

Xtrackers Investment Grade Bond – Interest Rate Hedged ETF (IGIH)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ACSG)

Xtrackers MSCI All China Equity ETF (CN)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI China A Inclusion Equity ETF (ASHX)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

Xtrackers MSCI Latin America Pacific Alliance ETF (PACA)

Xtrackers MSCI South Korea Hedged Equity ETF (DBKO)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

Xtrackers S&P 500 ESG ETF (SPYE)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

Xtrackers 0-1 Year Treasury ETF (TBLL)

(the “Funds”)

Supplement to the Currently Effective Statements of Additional Information of the Funds

The following information replaces similar disclosure under the “Investment Advisory, Administrative and Distribution Services” section of the Funds’ Statement of Additional Information:

Certain Xtrackers Entities have established revenue sharing arrangements to make Payments to Intermediaries that make Fund shares available to their clients or otherwise promote certain Funds. Pursuant to these arrangements, Intermediaries have agreed to promote certain Funds to their customers and to not charge certain of their customers any commissions on the purchase or sale of Fund shares. Payments made pursuant to these arrangements may vary in any year and may be different for different Intermediaries. In certain cases, the Payments described in the preceding sentence may be subject to certain minimum payment levels. As of the date of this SAI, as amended or supplemented from time to time, the Intermediaries receiving Payments include Charles Schwab & Co., Inc. and TD Ameritrade, Inc. Any additions, modifications, or deletions to this list of financial intermediaries that have occurred since the date noted above are not included in the list.

Please retain this supplement for future reference.